Prepayments and other current assets (Details) - Schedule of prepayments and other current assets, net ¥ in Thousands	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)
Schedule of prepayments and other current assets, net [Abstract]
Prepaid rental expense			¥ 54,505
Loans to third parties			112,435
Receivable from a third-party payment platform			78,197
Prepayments to suppliers			42,482
Prepaid income tax, business tax, VAT and other surcharges			10,571
Deposits			18,408
Other receivables
Staff advances			7,610
Loans to employees			12,030
Others			8,632
Prepayments and other current assets, net			¥ 344,870